ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Premises and Equipment Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (14,139)	$ (4,734)		$ (23,398)
Premises and equipment, net	55,950	48,580	$ 51,548	763
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 17,976	$ 12,867		9,195
Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years	10 years
Computer Software
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 1,480	$ 1,185		3,351
Computer Software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year	1 year
Computer Software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 50,633	$ 39,262		$ 11,615